AB ACTIVE ETFs, INC.
-AB High Yield ETF
(Ticker: HYFI)
-AB Short Duration Income ETF
(Ticker: SDFI)
-AB Short Duration High Yield ETF
(Ticker: SYFI)
-AB Core Bond ETF
(Ticker: CORB)
(the “Funds”)

Supplement dated January 29, 2026 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Prospectus Date	Summary Prospectus Date
AB Active ETFs: AB High Yield ETF, AB Short Duration Income ETF and AB Short Duration High Yield ETF	March 31, 2025	March 31, 2025
AB Active ETFs: AB Core Bond ETF	July 26, 2025, as revised October 6, 2025	November 10, 2025

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Effective immediately, the following replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and Summary Prospectuses for the following Funds.

AB High Yield ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon Distenfeld*	Since 2023	Senior Vice President of the Adviser
Robert Schwartz	Since 2023	Senior Vice President of the Adviser
William Smith	Since 2023	Senior Vice President of the Adviser

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* Mr. Distenfeld is expected to retire from the Adviser effective December 31, 2026.

AB Short Duration Income ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon Distenfeld*	Since 2024	Senior Vice President of the Adviser
Sonam Leki Dorji	Since March 2025	Senior Vice President of the Adviser
Fahd Malik	Since 2024	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2024	Senior Vice President of the Adviser
William Smith	Since 2024	Senior Vice President of the Adviser

____________

* Mr. Distenfeld is expected to retire from the Adviser effective December 31, 2026.

AB Short Duration High Yield ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Gershon Distenfeld*	Since 2024	Senior Vice President of the Adviser
Robert Schwartz	Since 2024	Senior Vice President of the Adviser
William Smith	Since 2024	Senior Vice President of the Adviser

____________

* Mr. Distenfeld is expected to retire from the Adviser effective December 31, 2026.

AB Core Bond ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since November 2025	Senior Vice President of the Adviser
Fahd Malik	Since January 2026	Senior Vice President of the Adviser
Matthew S. Sheridan	Since November 2025	Senior Vice President of the Adviser
Serena Zhou	Since November 2025	Senior Vice President of the Adviser

*        *        *        *        *

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Effective immediately, following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectuses for the following Funds.

AB High Yield ETF, AB Short Duration Income ETF, and AB Short Duration High Yield ETF

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB High Yield ETF High Yield Investment Team	Gershon M. Distenfeld; since 2023; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021. He is also Head of Income Strategies.
	Robert Schwartz; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021.
	William Smith; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021. He is also Head of US High Yield Credit.
AB Short Duration Income ETF Short Duration Investment Team	Gershon M. Distenfeld; since 2024; (see above)*	(see above)
	Sonam Leki Dorji; since March 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity since prior to 2021.
	Fahd Malik; since 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021.
	Matthew S. Sheridan; since 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021. He is also Head of US Multi-Sector Fixed Income.
	William Smith; since 2024; (see above)	(see above)
AB Short Duration High Yield ETF Short Duration High Yield Investment Team	Gershon M. Distenfeld; since 2024; (see above)*	(see above)
	Robert Schwartz; since 2024; (see above)	(see above)
	William Smith; since 2024; (see above)	(see above)

____________

* Mr. Distenfeld is expected to retire from the Adviser effective December 31, 2026.

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AB Core Bond ETF
Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Core Bond ETF US Investment Grade: Core Fixed Income Investment Team	Michael Canter; since November 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2021. He is also the Head of and Chief Investment Officer—Securitized Assets.
	Fahd Malik; since January 2026; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021.
	Matthew S. Sheridan; since November 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2021. He is also Head of US Multi-Sector Fixed Income.
	Serena Zhou; since November 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated since prior to 2021.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses and Summary Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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